COMMITMENTS AND CONTINGENCIES - Litigation and Other Legal Matters (Details)					3 Months Ended		6 Months Ended
	Oct. 06, 2016 lawsuit	Aug. 15, 2016 USD ($)	Mar. 13, 2014 lawsuit	May 09, 2012 USD ($) plaintiff	Dec. 31, 2016 USD ($) $ / shares shares	Sep. 30, 2016 lawsuit	Dec. 31, 2016 USD ($) plaintiff $ / shares shares
LITIGATION AND OTHER LEGAL MATTERS
Liability for legal settlement					$ 1,308,000		$ 1,308,000
Closing price of common stock (in dollars per share) | $ / shares					$ 2.18		$ 2.18
Gain on legal settlement					$ (371,000)		$ 4,764,000
Iroquois Lawsuit
LITIGATION AND OTHER LEGAL MATTERS
Number of plaintiffs which filed lawsuit | plaintiff				5
Damages sought				$ 18,500,000
Settlement of Iroquois Lawsuit
LITIGATION AND OTHER LEGAL MATTERS
Number of plaintiffs which filed lawsuit | plaintiff							5
Number of shares will issue to the plaintiffs | shares					600,000		600,000
Settlements in cash payable					$ 1,350,000		$ 1,350,000
Shareholder Lawsuits
LITIGATION AND OTHER LEGAL MATTERS
Number of lawsuits filed | lawsuit			2
Number of lawsuits dismissed | lawsuit	1					1
Settlement and Release Agreement with Tullow and Dana
LITIGATION AND OTHER LEGAL MATTERS
Settlement amount		$ 686,570
Gain on legal settlement							4,800,000
Fair value of well construction material					$ 4,100,000		$ 4,100,000